Stock-Based Compensation (Details) - Schedule of stock option activity for employee and nonemployee awards - EQRx, INC. [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Stock-Based Compensation (Details) - Schedule of stock option activity for employee and nonemployee awards [Line Items]
Options, Outstanding | shares	9,229,963
Weighted- Average Exercise Price, Outstanding | $ / shares	$ 0.54
Weighted Average Remaining Contractual Term (years), Outstanding	9 years 8 months 15 days
Aggregate Intrinsic Value Outstanding | $	$ 7,726
Options, Granted | shares	20,949,000
Weighted- Average Exercise Price, Granted | $ / shares	$ 1.68
Options, Exercised | shares
Weighted- Average Exercise Price, Exercised | $ / shares
Options, Forfeited/cancelled | shares	(650,000)
Weighted- Average Exercise Price, Forfeited/cancelled | $ / shares	$ 0.88
Options, Outstanding | shares	29,528,963
Weighted- Average Exercise Price, Outstanding | $ / shares	$ 1.34
Weighted Average Remaining Contractual Term (years), Outstanding	9 years 7 months 13 days
Aggregate Intrinsic Value, Outstanding | $	$ 69,007
Options, Vested | shares	1,086,017
Weighted- Average Exercise Price, Vested | $ / shares	$ 0.71
Weighted Average Remaining Contractual Term (years), Vested	9 years 3 months 7 days
Aggregate Intrinsic Value, Vested | $	$ 3,221
Options, Vested and expected | shares	29,153,963
Weighted- Average Exercise Price, Vested and expected | $ / shares	$ 1.34
Weighted Average Remaining Contractual Term (years), Vested and expected	9 years 7 months 13 days
Aggregate Intrinsic Value, Vested and expected | $	$ 68,145